Contributed Equity - Summary of Issued and Fully Paid Shares (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance	$ 35,170	$ 36,684	$ 37,127
Ending balance	$ 35,829	$ 35,170	$ 36,684
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	1,898,749,771		1,898,749,771
Beginning balance	$ 29,001		$ 29,001
Ending balance, shares	1,898,749,771	1,898,749,771
Ending balance	$ 29,001	$ 29,001